Capital and Financial Risk Management - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of credit risk exposure [line items]
Dividend coverage	2.7	1.2
Net Investment Hedges [member]
Disclosure of credit risk exposure [line items]
Notional amount	$ 726	$ 1,028
Hedging instruments that reference 3-month US LIBOR [member]
Disclosure of credit risk exposure [line items]
Notional amount	$ 1,400
Credit risk [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Bad debt provision as percentage of gross trade receivables	3.20%	3.80%	3.20%
Commodity price risk [Member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%
Liquidity risk [member] | Euro and USD commercial paper programme [member]
Disclosure of credit risk exposure [line items]
Euro Medium-Term Notes Programme | €			€ 1.5
Commercial paper programme in place which is available for issue | $	$ 2,000
Interest rate risk [member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%
Foreign currency risk [Member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%